Expected credit loss measurement - Off-balance sheet positions subject to expected credit loss by rating category (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	$ 267,803	$ 295,027
ECL provisions	(347)	(320)
Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	139,946	144,754
ECL provisions	(277)	(241)
Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	47,102	40,279
ECL provisions	(50)	(64)
Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	82,122	79,579
ECL provisions	(227)	(177)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	10,723	24,896
ECL provisions	0	0
Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	127,857	150,273
ECL provisions	(70)	(79)
Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	119,679	145,665
ECL provisions	(67)	(76)
Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,178	4,608
ECL provisions	(3)	(3)
0-1 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	31,600	18,515
0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	26,246	17,395
0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,570	1,119
0-1 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,783	0
0-1 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	44,354	2,186
0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	44,348	2,180
0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	6	6
2-3 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	35,150	31,125
2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	6,121	7,282
2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	22,972	23,843
2-3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	6,057	0
2-3 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	34,624	102,661
2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	31,742	100,663
2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,882	1,997
4-5 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	27,518	30,763
4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	6,497	8,403
4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	20,787	22,361
4-5 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	234	0
4-5 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	26,156	23,821
4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	23,783	22,875
4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,372	946
6-8 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	26,609	44,340
6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	6,387	5,196
6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	19,574	14,249
6-8 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	648	24,896
6-8 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	16,873	13,997
6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	15,032	13,258
6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,841	739
9-13 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	18,753	19,636
9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,708	1,829
9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	17,045	17,807
9-13 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
9-13 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	5,596	7,351
9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,525	6,434
9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,071	918
Credit-impaired (defaulted) | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	315	374
Credit-impaired (defaulted) | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	142	174
Credit-impaired (defaulted) | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	174	200
Credit-impaired (defaulted) | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Credit-impaired (defaulted) | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	253	257
Credit-impaired (defaulted) | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	248	255
Credit-impaired (defaulted) | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	5	2
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	258,333	286,776
ECL provisions	(184)	(183)
Twelve-month expected credit losses | Stage 1 and 2 positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	45,512	38,858
ECL provisions	(15)	(16)
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	77,976	75,158
ECL provisions	(114)	(105)
Twelve-month expected credit losses | Stage 1 and 2 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	10,723	24,896
ECL provisions	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	115,982	143,262
ECL provisions	(51)	(59)
Twelve-month expected credit losses | Stage 1 and 2 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,141	4,602
ECL provisions	(3)	(3)
Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	26,245	17,395
Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,570	1,119
Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	44,298	2,180
Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	6	6
Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	6,035	7,247
Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	22,778	23,650
Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	30,573	100,106
Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,871	1,997
Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	6,256	8,362
Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	20,493	21,974
Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	22,830	22,414
Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,369	946
Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	5,604	4,484
Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	19,339	13,742
Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	14,135	12,690
Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,831	739
Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,371	1,371
Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	13,796	14,673
Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	4,146	5,872
Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,064	914
Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,867	7,572
ECL provisions	(115)	(102)
Lifetime expected credit losses | Stage 1 and 2 positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,448	1,242
ECL provisions	(22)	(24)
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,938	4,178
ECL provisions	(77)	(61)
Lifetime expected credit losses | Stage 1 and 2 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,449	2,149
ECL provisions	(16)	(17)
Lifetime expected credit losses | Stage 1 and 2 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	32	4
ECL provisions	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	1	0
Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	50	0
Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	86	35
Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	194	193
Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,170	557
Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	11	0
Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	241	41
Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	294	387
Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	953	461
Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	3	0
Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	783	708
Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	235	507
Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	897	568
Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	10	1
Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	337	459
Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,215	3,091
Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	379	562
Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	8	3
Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	546	590
ECL provisions	(40)	(34)
Lifetime expected credit losses | Stage 3 positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	120	151
ECL provisions	(13)	(24)
Lifetime expected credit losses | Stage 3 positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	174	187
ECL provisions	(27)	(10)
Lifetime expected credit losses | Stage 3 positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	248	250
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	5	2
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 positions | 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	120	151
Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	174	187
Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	247	250
Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	5	2
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	57	89
ECL provisions	(9)	(2)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	22	27
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	35	56
ECL provisions	(9)	(2)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	5
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	4
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	35	43
Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	22	23
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	13
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Total off-balance sheet financial instruments and other credit lines	$ 0	$ 5